UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation*

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203

13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE SEPTEMBER 30, 2010 MARKET VALUES OF CERTAIN SECURITIES ONCE HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE"). LBIE'S ADMINISTRATORS HAVE INDICATED THAT SOME OF THESE SECURITIES HAVE BEEN REHYPOTHECATED, AND TO THE EXTENT SECURITIES WERE IN FACT REHYPOTHECATED, THEY WILL NOT BE RETURNED TO THE REPORTING PERSON. AS OF SEPTEMBER 30, 2010, THE REPORTING PERSON IS UNABLE TO ASCERTAIN PRECISELY WHICH SECURITIES ONCE HELD AT LBIE WILL BE RETURNED AND WHICH WILL NOT, AND IS REPORTING ALL SECURITIES ONCE HELD AT LBIE, VALUED AT SEPTEMBER 30, 2010 MARKET VALUES, IN THIS REPORT. THIS REPORT ALSO OMITS CERTAIN SECURITIES DERIVED FROM SECURITIES HELD AT LBIE ON SEPTEMBER 12, 2008 THAT SUBSEQUENTLY EXPERIENCED CORPORATE ACTIONS ("DERIVED ASSETS") TO WHICH THE REPORTING PERSON BELIEVES IT HAS RIGHTS, BUT WHICH HAVE NOT BEEN VERIFIED BY LBIE'S ADMINISTRATOR. WHEN FURTHER INFORMATION BECOMES AVAILABLE FROM LBIE'S ADMINISTRATORS CONFIRMING WHICH SECURITIES WERE REHYPOTHECATED AND WHICH WERE NOT, AND WHETHER THE REPORTING PERSON HAS RIGHTS TO ANY DERIVED ASSETS, THE REPORTING PERSON EXPECTS TO ADJUST THE SECURITIES REPORTED IN ITS SCHEDULE 13F ACCORDINGLY.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. McCullough
Title:  Senior Vice President and General Counsel
Phone:  205-987-5576

Signature, Place, and Date of Signing


/s/ John W. McCullough           Birmingham, Alabama        November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number            Name
--------------------            --------------------------

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    101

Form 13F Information Table Value Total:  $614,057
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           Form 13F File Number              Name
----          --------------------              ------------------------------

                                           FORM 13F INFORMATION TABLE
                                         Harbert Management Corporation
                                               September 30, 2010

COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------  --------------    ---------  --------  ------------------  ---------- --------  -------------------
                                                            VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (X$1000)   PRN AMT  PRN CALL  DISCRETION MANAGERS   SOLE   SHARED NONE
----------------------------  --------------    ---------  --------  --------  --- ----  ---------- --------  ------- ------ ----
ALBERTO CULVER CO NEW         COM               013078100    1,883     50,000  SH          SOLE       NONE     50,000
ALEXANDER & BALDWIN INC       COM               014482103    5,749    165,000  SH          SOLE       NONE    165,000
ALLIS CHALMERS ENERGY INC     COM PAR $.01NW    019645506    1,095    262,500  SH          SOLE       NONE    262,500
ALLIS CHALMERS ENERGY INC     COM PAR $.01NW    019645506      239     57,400       CALL   SOLE       NONE     57,400
AMAZON COM INC                COM               023135106    2,356     15,000       PUT    SOLE       NONE     15,000
AMERICAN EAGLE OUTFITTERS NE  COM               02553E106    1,197     80,000  SH          SOLE       NONE     80,000
AMERICREDIT CORP              COM               03060R101      514     21,000       PUT    SOLE       NONE     21,000
AMR CORP                      COM               001765106      627    100,000  SH          SOLE       NONE    100,000
APACHE CORP                   COM               037411105    3,740     38,260  SH          SOLE       NONE     38,260
ASCENT MEDIA CORP             COM SER A         043632108    3,339    125,000  SH          SOLE       NONE    125,000
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105    7,570    250,000  SH          SOLE       NONE    250,000
BABCOCK & WILCOX CO NEW       COM               05615F102      213     10,000  SH          SOLE       NONE     10,000
BANKS COM INC                 COM               066470105       29     97,500  SH          SOLE       NONE     97,500
BJS WHOLESALE CLUB INC        COM               05548J106    1,245     30,000  SH          SOLE       NONE     30,000
BP PLC                        SPONSORED ADR     055622104    8,234    200,000  SH          SOLE       NONE                   200,000
BP PLC                        SPONSORED ADR     055622104   22,273    541,000       CALL   SOLE       NONE                   541,000
BP PLC                        SPONSORED ADR     055622104    4,117    100,000       PUT    SOLE       NONE                   100,000
BROADRIDGE FINL SOLUTIONS IN  COM               11133T103    1,830     80,000  SH          SOLE       NONE     80,000
BRUNSWICK CORP                COM               117043109    4,186    275,000  SH          SOLE       NONE    275,000
BURGER KING HLDGS INC         COM               121208201    8,358    350,000  SH          SOLE       NONE    350,000
CATERPILLAR INC DEL           COM               149123101    5,901     75,000       PUT    SOLE       NONE     75,000
CBS CORP NEW                  CL B              124857202      555     35,000  SH          SOLE       NONE                    35,000
CEMEX SAB DE CV               SPON ADR NEW      151290889    2,550    300,000  SH          SOLE       NONE                   300,000
CIT GROUP INC                 COM NEW           125581801    8,980    220,000  SH          SOLE       NONE    220,000
CLEARWATER PAPER CORP         COM               18538R103      935     12,286  SH          SOLE       NONE     12,286
COMPUTER SCIENCES CORP        COM               205363104    9,890    215,000  SH          SOLE       NONE    215,000
CONTANGO OIL & GAS COMPANY    COM NEW           21075N204    4,514     90,000  SH          SOLE       NONE     90,000
CONVERGYS CORP                COM               212485106    3,658    350,000  SH          SOLE       NONE    350,000
CORELOGIC INC                 COM               21871D103    3,305    172,500  SH          SOLE       NONE    172,500
DG FASTCHANNEL INC            COM               23326R109      218     10,000       CALL   SOLE       NONE     10,000
DISCOVERY COMMUNICATNS NEW    COM SER C         25470F302    4,392    115,000  SH          SOLE       NONE                   115,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105    9,401    187,500       CALL   SOLE       NONE    187,500
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105   12,535    250,000       PUT    SOLE       NONE    250,000
DONNELLEY R R & SONS CO       COM               257867101      339     20,000  SH          SOLE       NONE     20,000
DR PEPPER SNAPPLE GROUP INC   COM               26138E109    2,131     60,000  SH          SOLE       NONE     60,000
DRYSHIPS INC                  SHS               Y2109Q101      962    200,000       CALL   SOLE       NONE    200,000
EARTHLINK INC                 COM               270321102    1,136    125,000  SH          SOLE       NONE    125,000
ECHOSTAR CORP                 CL A              278768106      725     38,000  SH          SOLE       NONE     38,000
ENZON PHARMACEUTICALS INC     COM               293904108    3,656    325,000  SH          SOLE       NONE    325,000
EXXON MOBIL CORP              COM               30231G102    6,179    100,000       CALL   SOLE       NONE    100,000
FIRST AMERN FINL CORP         COM               31847R102    1,718    115,000  SH          SOLE       NONE    115,000
FIRSTENERGY CORP              COM               337932107    1,287     33,400  SH          SOLE       NONE     33,400
GENZYME CORP                  COM               372917104    7,787    110,000  SH          SOLE       NONE    110,000
GENZYME CORP                  COM               372917104   14,158    200,000       CALL   SOLE       NONE    200,000
GLG PARTNERS INC              *W EXP 12/28/201  37929X115      150  1,191,000  SH          SOLE       NONE  1,191,000
GLOBAL INDS LTD               COM               379336100    1,723    315,000  SH          SOLE       NONE    315,000
GLOBAL POWER EQUIPMENT GRP I  COM PAR $0.01     37941P306      763     50,000  SH          SOLE       NONE     50,000
HERTZ GLOBAL HOLDINGS INC     COM               42805T105    1,589    150,000  SH          SOLE       NONE    150,000
HEWITT ASSOCS INC             COM               42822Q100    3,278     65,000  SH          SOLE       NONE     65,000
HEWLETT PACKARD CO            COM               428236103   14,725    350,000  SH          SOLE       NONE    350,000
HEWLETT PACKARD CO            COM               428236103   14,725    350,000       PUT    SOLE       NONE    350,000
HSN INC                       COM               404303109      598     20,000       CALL   SOLE       NONE     20,000
HUBBELL INC                   CL B              443510201      726     14,300  SH          SOLE       NONE     14,300
JOHN BEAN TECHNOLOGIES CORP   COM               477839104      375     23,300  SH          SOLE       NONE     23,300
JOHNSON & JOHNSON             COM               478160104    7,435    120,000  SH          SOLE       NONE    120,000
LIBERTY ACQUISITION HLDGS CO  COM               53015Y107    2,573    250,000  SH          SOLE       NONE    250,000
LIBERTY MEDIA CORP NEW        INT COM SER A     53071M104    8,500    620,000  SH          SOLE       NONE    620,000
LIBERTY MEDIA CORP NEW        CAP COM SER A     53071M302      364      7,000  SH          SOLE       NONE      7,000
LOEWS CORP                    COM               540424108    5,685    150,000  SH          SOLE       NONE    150,000
LOUISIANA PAC CORP            COM               546347105      995    131,500  SH          SOLE       NONE    131,500
MADISON SQUARE GARDEN INC     CL A              55826P100    3,162    150,000  SH          SOLE       NONE    150,000
MAGNA INTL INC                COM               559222401    1,851     22,500  SH          SOLE       NONE     22,500
MAGNA INTL INC                COM               559222401      699      8,500       CALL   SOLE       NONE      8,500
MARATHON OIL CORP             COM               565849106    6,620    200,000  SH          SOLE       NONE    200,000
MCAFEE INC                    COM               579064106    5,421    114,702  SH          SOLE       NONE    114,702
MCAFEE INC                    COM               579064106    3,204     67,800       PUT    SOLE       NONE     67,800
MCAFEE INC                    COM               579064106   23,630    500,000       CALL   SOLE       NONE    500,000
MCDERMOTT INTL INC            COM               580037109    1,848    125,000  SH          SOLE       NONE    125,000
MERCURY COMPUTER SYS          COM               589378108    1,516    126,000  SH          SOLE       NONE    126,000
MGM RESORTS INTERNATIONAL     COM               552953101    1,410    125,000  SH          SOLE       NONE    125,000
MICROSOFT CORP                COM               594918104    7,347    300,000  SH          SOLE       NONE    300,000
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109    1,698     80,000  SH          SOLE       NONE                    80,000
MONSTER WORLDWIDE INC         COM               611742107    1,944    150,000       PUT    SOLE       NONE    150,000
MUELLER WTR PRODS INC         COM SER A         624758108      148     49,000  SH          SOLE       NONE     49,000
NABORS INDUSTRIES LTD         SHS               G6359F103      361     20,000  SH          SOLE       NONE     20,000
NBTY INC                      COM               628782104    4,124     75,000  SH          SOLE       NONE     75,000
NETEZZA CORP                  COM               64111N101    2,695    100,000  SH          SOLE       NONE    100,000
NETFLIX INC                   COM               64110L106    3,243     20,000       PUT    SOLE       NONE     20,000
NOVELL INC                    COM               670006105      310     52,000       CALL   SOLE       NONE     52,000
PACTIV CORP                   COM               695257105    9,070    275,000  SH          SOLE       NONE    275,000
PFIZER INC                    COM               717081103    6,868    400,000  SH          SOLE       NONE    400,000
PICO HLDGS INC                COM NEW           693366205    1,344     45,000  SH          SOLE       NONE     45,000
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100    3,699     85,000  SH          SOLE       NONE     85,000
POPULAR INC                   COM               733174106    2,610    900,001  SH          SOLE       NONE    900,001
POTASH CORP SASK INC          COM               73755L107   34,570    240,000  SH          SOLE       NONE    240,000
POTASH CORP SASK INC          COM               73755L107  151,242  1,050,000       CALL   SOLE       NONE  1,050,000
POTASH CORP SASK INC          COM               73755L107   36,010    250,000       PUT    SOLE       NONE    250,000
POTLATCH CORP NEW             COM               737630103    1,462     43,000  SH          SOLE       NONE     43,000
PRIDE INTL INC DEL            COM               74153Q102      736     25,000  SH          SOLE       NONE     25,000
PRIDE INTL INC DEL            COM               74153Q102    4,415    150,000       CALL   SOLE       NONE    150,000
RADIOSHACK CORP               COM               750438103    9,385    440,000  SH          SOLE       NONE    440,000
SAFETY INS GROUP INC          COM               78648T100    8,404    200,000  SH          SOLE       NONE    200,000
SARA LEE CORP                 COM               803111103    3,022    225,000  SH          SOLE       NONE    225,000
SAVIENT PHARMACEUTICALS INC   COM               80517Q100    5,031    220,000  SH          SOLE       NONE    220,000
SEABRIDGE GOLD INC            COM               811916105    3,155    110,000       PUT    SOLE       NONE    110,000
SEADRILL LIMITED              SHS               G7945E105      725     25,000       PUT    SOLE       NONE     25,000
TELEPHONE & DATA SYS INC      SPL COM           879433860      592     20,897  SH          SOLE       NONE     20,897
UNICA CORP                    COM               904583101    1,049     50,000  SH          SOLE       NONE     50,000
VOLT INFORMATION SCIENCES IN  COM               928703107    1,620    225,000  SH          SOLE       NONE    225,000
WALTER ENERGY INC             COM               93317Q105      813     10,000  SH          SOLE       NONE     10,000
WESTERN DIGITAL CORP          COM               958102105    7,098    250,000  SH          SOLE       NONE    250,000





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